Property & Equipment (Tables)	12 Months Ended
Jan. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following:

($ thousands)	January 31, 2015	February 1, 2014
Land and buildings	$40,078	$37,206
Leasehold improvements	183,466	183,266
Technology equipment	53,406	51,074
Machinery and equipment	35,988	36,029
Furniture and fixtures	117,254	116,501
Construction in progress	8,504	4,464
Property and equipment	438,696	428,540
Allowances for depreciation	(288,953)	(284,980)
Property and equipment, net	$149,743	$143,560

Useful lives of property and equipment are as follows:

Buildings	5-30 years
Leasehold improvements	5-20 years
Technology equipment	2-10 years
Machinery and equipment	8-20 years
Furniture and fixtures	3-10 years